Quarterly Selected Financial Data (Unaudited) (in thousands) (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial information

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2019	2018	2019	2018	2019	2018	2019	2018
Total revenue	$1,403,630	$1,293,403	$1,664,277	$1,522,174	$1,913,851	$1,858,356	$1,480,618	$1,381,193
Operating income	$158,904	$168,310	$309,594	$293,022	$512,337	$551,253	$199,878	$211,338
Net income	$119,404	$105,383	$243,276	$229,540	$455,309	$475,412	$123,217	$155,855